Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	9,300,000
Proposed Maximum Offering Price per Unit	4.29
Maximum Aggregate Offering Price	$ 39,897,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,509.78
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock, par value $0.01 per share (the Common Stock), of Evolent Health, Inc. (the Registrant) that become issuable under the Evolent Health, Inc. 2015 Omnibus Incentive Compensation Plan, by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of the Registrants outstanding shares of Common Stock. (2) Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on June 5, 2026.